STOCK-BASED COMPENSATION - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Mar. 01, 2024 $ / shares shares	May 22, 2023 $ / shares shares	Jan. 03, 2022 $ / shares shares	Sep. 01, 2018 USD ($) $ / shares shares	Jun. 01, 2018 USD ($) $ / shares shares	Mar. 01, 2018 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)
Number of options granted	20,000	38,000	40,000
Exercise price (USD) | $ / shares	$ 2.15	$ 6.79	$ 7.23
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term							0 years	0 years	0 years
Share-based compensation expense							¥ 5,223	$ 745	¥ 1,163	¥ 1,038
Aggregate intrinsic value | $												$ 18	$ 0	$ 319
Employees
Treasury stock shares awarded										14,386	30,000
Share-based compensation expense | ¥											¥ 1,595
Decrease in treasury stock value | ¥										¥ 4,223	¥ 7,212
Tranche 21
Number of options granted							0	0	0	0
Exercise price (USD) | $ / shares								$ 5.3
2005 Performance Equity Plan | Tranche 5 | After Adjustment Awards
Exercise price (USD) | $ / shares								20.7
2005 Performance Equity Plan | Tranche 9 | After Adjustment Awards
Exercise price (USD) | $ / shares								$ 2.1
2009 Performance Equity Plan
Share-based compensation arrangement by share-based payment award, number of shares available for grant							0		0			0	0
Restricted Stock
Number of options granted							240,000	240,000			320,000
Share-based compensation expense | ¥							¥ 4,930		¥ 0
Restricted Stock | Board of Directors Chairman
Number of options granted				22,500	22,500	22,500
Exercise price (USD) | $ / shares				$ 6.6	$ 7.2
Share-based compensation arrangement by share-based payment award, plan modification, incremental compensation cost | $				$ 167,925	$ 167,925	$ 167,925
Restricted Stock | Board of Directors Chairman | After Adjustment Awards
Exercise price (USD) | $ / shares						$ 8.6
2014 Performance Equity Plan
Share-based compensation arrangement by share-based payment award, number of shares available for grant							187,000		224,700			187,000	224,700
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options | ¥							¥ 0		¥ 0
2021 Performance Equity Plan
Share-based compensation arrangement by share-based payment award, number of shares available for grant							5,600		3,600			5,600	3,600
Share-based Payment Arrangement, Option | Employees
Share-based compensation expense | ¥							¥ 300		¥ 1,160
Minimum
Share based compensation arrangement by share based payment award expiration period							5 years	5 years
Share-based compensation arrangement by share-based payment award, award vesting period							1 year	1 year
Minimum | After Adjustment Awards
Share based compensation arrangement by share based payment award expiration period							5 years	5 years
Share-based compensation arrangement by share-based payment award, award vesting period							1 year	1 year
Maximum
Share based compensation arrangement by share based payment award expiration period							10 years	10 years
Share-based compensation arrangement by share-based payment award, award vesting period							5 years	5 years
Maximum | After Adjustment Awards
Share based compensation arrangement by share based payment award expiration period							10 years	10 years
Share-based compensation arrangement by share-based payment award, award vesting period							10 years	10 years